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                                   SUPPLEMENT
                              DATED AUGUST 18, 2006
         TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
   FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
                               DATED JULY 31, 2006


This supplement amends the SAI for The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc., dated July 31, 2006. The SAI is revised as follows:

THE HARTFORD GLOBAL TECHNOLOGY FUND

Effective July 3, 2006, Vikram Murthy is no longer employed by Wellington Management Company, LLP and is no longer involved in the portfolio management of The Hartford Global Technology Fund. Accordingly, in the section of the SAI entitled "Portfolio Managers, Other Accounts Sub-Advised by Wellington Management Portfolio Managers," the line item on page 106 regarding Vikram Murthy, as well as the corresponding footnote 22, is deleted. In addition, in the section of the SAI entitled "Portfolio Managers, Equity Securities Beneficial Owned by Wellington Management Portfolio Managers," the line item on page 113 regarding Vikram Murthy is deleted.

THE HARTFORD ADVISERS FUND AND THE HARTFORD STOCK FUND

Effective September 1, 2006, Saul Pannell will no longer be involved in the portfolio management of The Hartford Advisers Fund and The Hartford Stock Fund. Accordingly, effective September 1, 2006:

(a) In the section of the SAI entitled "Portfolio Managers, Other Accounts Sub-Advised by Wellington Management Portfolio Managers," the information relating to Hartford Advisers Fund, Hartford Advisers HLS Fund, Hartford Stock Fund and Hartford Stock HLS Fund in the line item labeled "Saul Pannell" on page 106 is removed from the table, and the information in footnote h on page 107 relating to Hartford Advisers Fund and Hartford Stock Fund is removed from the footnote.

(b) In the section of the SAI entitled "Portfolio Managers, Equity Securities Beneficial Owned by Wellington Management Portfolio Managers," the information relating to Hartford Advisers Fund and Hartford Stock Fund in the line item labeled "Saul Pannell" on page 114 is removed from the table.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.